Schedules of Investments
Pax Core Bond Fund	September 30, 2021

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS: 99.5%
COMMUNITY INVESTMENT NOTES: 0.0% (a)
CINI Investment Note, 2.000%, 11/3/2023 (b)(c)	$293,185	$293,185
(Cost $293,185)

CORPORATE BONDS: 38.6%
COMMUNICATION SERVICES: 2.9%
Alphabet, Inc., 1.900%, 08/15/40	700,000	627,864
Altice France Holding SA, 144A, 10.500%, 05/15/27 (d)	1,000,000	1,091,250
AT&T, Inc., 0.900%, 03/25/24	1,500,000	1,502,381
AT&T, Inc., 4.300%, 02/15/30	1,000,000	1,147,050
AT&T, Inc., 2.750%, 06/01/31	2,000,000	2,050,579
AT&T, Inc., 3.100%, 02/01/43	1,500,000	1,437,474
CCO Holdings, LLC/Capital Corp., 144A, 4.750%, 03/01/30 (d)	1,000,000	1,046,070
Charter Communications Operating, LLC/Capital, 5.050%, 03/30/29	1,000,000	1,170,660
Discovery Communications, LLC, 3.950%, 03/20/28	1,500,000	1,661,130
Discovery Communications, LLC, 4.125%, 05/15/29	500,000	558,704
Level 3 Financing, Inc., 144A, 3.750%, 07/15/29 (d)	1,000,000	967,730
Level 3 Financing, Inc., 144A, 3.875%, 11/15/29 (d)	1,000,000	1,070,550
Switch, Ltd., 144A, 4.125%, 06/15/29 (d)	1,000,000	1,027,500
T-Mobile USA, Inc., 4.750%, 02/01/28	1,000,000	1,063,750
T-Mobile USA, Inc., 3.000%, 02/15/41	1,000,000	966,757
Verizon Communications, Inc., 144A, 2.355%, 03/15/32 (d)	1,011,000	999,652
Verizon Communications, Inc., 3.400%, 03/22/41	1,500,000	1,564,706
Verizon Communications, Inc., 2.850%, 09/03/41	1,500,000	1,463,102
Vmed O2 UK Financing I, PLC, 144A, 4.750%, 07/15/31 (d)	1,000,000	1,022,930
		22,439,839

CONSUMER DISCRETIONARY: 2.7%
Amazon.com, Inc., 2.875%, 05/12/41	800,000	823,605
Amazon.com, Inc., 2.500%, 06/03/50	1,000,000	935,571
American Museum of Natural History, The, 3.121%, 07/15/52	750,000	789,696
American University, The, 3.672%, 04/01/49	1,000,000	1,126,522
California Endowment, The, 2.498%, 04/01/51	1,000,000	965,058
Doris Duke Charitable Foundation, The, 2.345%, 07/01/50	2,000,000	1,781,081
Expedia Group, Inc., 144A, 6.250%, 05/01/25 (d)	1,000,000	1,152,944
Ford Motor Co., 4.750%, 01/15/43	1,000,000	1,049,380
Home Depot, Inc., The, 2.750%, 09/15/51	1,250,000	1,215,423
Local Initiatives Support Corp., 1.000%, 11/15/25 (b)	1,000,000	975,010
Lowe's Cos., Inc., 1.300%, 04/15/28	1,000,000	972,646
Lowe's Cos., Inc., 2.800%, 09/15/41	750,000	728,705
Lowe's Cos., Inc., 3.000%, 10/15/50	250,000	243,661
Lowe's Cos., Inc., 3.500%, 04/01/51	750,000	803,112
Macy's Retail Holdings, LLC, 5.125%, 01/15/42	900,000	859,388
Ross Stores, Inc., 3.375%, 09/15/24	2,000,000	2,123,006
Starbucks Corp., 4.450%, 08/15/49	2,000,000	2,443,088
Whirlpool Corp., 2.400%, 05/15/31	1,000,000	999,808
WK Kellogg Foundation Trust, 144A, 2.443%, 10/01/50 (d)	1,000,000	953,874
		20,941,578

CONSUMER STAPLES: 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 3.250%, 03/15/26 (d)	1,000,000	1,017,205
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 4.625%, 01/15/27 (d)	1,000,000	1,050,284
Campbell Soup Co., 2.375%, 04/24/30 (e)	1,000,000	1,006,774
Capital Impact Partners, 2.300%, 10/15/24 (b)	500,000	505,817

Clorox Co., The, 1.800%, 05/15/30	1,500,000	1,460,390
CVS Health Corp., 3 month LIBOR + 0.63%, 4.300%, 03/25/28	219,000	249,292
CVS Health Corp., 5.125%, 07/20/45	1,000,000	1,287,769
General Mills, Inc., 2.875%, 04/15/30	1,000,000	1,050,838
Kellogg Co., 2.100%, 06/01/30	1,000,000	990,658
Keurig Dr Pepper, Inc., 0.750%, 03/15/24	1,000,000	1,000,826
Keurig Dr Pepper, Inc., 3.200%, 05/01/30	1,000,000	1,076,597
Keurig Dr Pepper, Inc., 3.350%, 03/15/51	250,000	259,536
Kraft Heinz Foods Co., 4.250%, 03/01/31	1,000,000	1,129,972
PepsiCo, Inc., 2.875%, 10/15/49	1,000,000	1,016,883
Raza Development Fund, Inc., 3.534%, 07/01/34	1,000,000	1,098,309
Sysco Corp., 5.950%, 04/01/30	995,000	1,265,100
		15,466,250

ENERGY: 0.3%
MidAmerican Energy Co., 3.100%, 05/01/27	1,000,000	1,087,744
MidAmerican Energy Co., 3.650%, 04/15/29	1,000,000	1,118,714
		2,206,458

FINANCIALS: 12.7%
Aflac, Inc., 1.125%, 03/15/26	1,500,000	1,499,585
Aflac, Inc., 3.600%, 04/01/30	1,000,000	1,117,715
Allstate Corp., The, 1.450%, 12/15/30	2,000,000	1,910,589
Allstate Corp., The, 3.850%, 08/10/49	1,000,000	1,184,026
Assured Guaranty US Holdings, Inc., 3.150%, 06/15/31	1,000,000	1,048,564
Astrazeneca Finance, LLC, 1.750%, 05/28/28	1,000,000	1,005,029
Bank of America Corp., 1.486%, 05/19/24 (f)	1,650,000	1,674,811
Bank of America Corp., 0.981%, 09/25/25 (f)	2,000,000	2,002,930
Bank of America Corp., 3.559%, 04/23/27 (f)	1,000,000	1,088,190
Bank of America Corp., 4.083%, 03/20/51 (f)	1,000,000	1,181,869
Bank of Montreal, 1.250%, 09/15/26	2,000,000	1,984,516
Bank of New York Mellon Corp., The, 3.400%, 01/29/28	1,000,000	1,101,858
BlueHub Loan Fund, Inc., 2.890%, 01/01/27	1,000,000	1,032,067
BNG Bank NV, 144A, 0.500%, 11/24/25 (d)(e)	250,000	246,163
Calvert Impact Capital, Inc., 3.000%, 03/14/25	1,000,000	1,062,930
Century Housing Corp., 0.375%, 03/15/22	1,000,000	1,000,078
Chubb INA Holdings, Inc., 1.375%, 09/15/30	2,000,000	1,892,876
Fifth Third Bank, 2.250%, 02/01/27 (e)	1,000,000	1,042,529
Goldman Sachs Group Inc., The, 0.855%, 02/12/26 (f)	2,500,000	2,475,982
Goldman Sachs Group, Inc., The, 3.210%, 04/22/42 (f)	750,000	774,610
ING Groep NV, 144A, 4.625%, 01/06/26 (d)	2,000,000	2,269,745
JPMorgan Chase & Co., 0.653%, 09/16/24 (f)	3,000,000	3,007,815
JPMorgan Chase & Co., 0.563%, 02/16/25 (f)	2,000,000	1,991,922
JPMorgan Chase & Co., 0.768%, 08/09/25 (f)	2,000,000	1,992,122
JPMorgan Chase & Co., 1.470%, 09/22/27 (f)	2,000,000	1,987,084
JPMorgan Chase & Co., 3.964%, 11/15/48 (f)	1,000,000	1,157,874
Kreditanstalt fuer Wiederaufbau, 3.125%, 12/15/21	7,000,000	7,041,735
Kreditanstalt fuer Wiederaufbau, 2.125%, 06/15/22	1,000,000	1,014,137
Kreditanstalt fuer Wiederaufbau, 2.375%, 12/29/22	3,000,000	3,081,499
Kreditanstalt fuer Wiederaufbau, 2.625%, 02/28/24	5,000,000	5,260,325
Kreditanstalt fuer Wiederaufbau, 0.500%, 09/20/24 (e)	1,000,000	998,641
Kreditanstalt fuer Wiederaufbau, 2.000%, 05/02/25	3,000,000	3,136,826
Kreditanstalt fuer Wiederaufbau, 0.375%, 07/18/25	1,000,000	985,595
MetLife, Inc., 4.875%, 11/13/43	1,000,000	1,299,772
Metropolitan Life Global Funding I, 144A, 0.950%, 07/02/25 (d)	3,000,000	2,964,757

Morgan Stanley, 0.560%, 11/10/23 (f)	3,000,000	3,004,270
Morgan Stanley, 3.625%, 01/20/27	2,000,000	2,205,837
Morgan Stanley, 4.457%, 04/22/39 (f)	1,000,000	1,208,413
Morgan Stanley, 5.597%, 03/24/51 (f)	1,000,000	1,481,374
MSCI, Inc., 144A, 3.875%, 02/15/31 (d)	1,000,000	1,050,000
National Bank of Canada, 0.900%, 08/15/23 (f)	1,750,000	1,757,530
National Bank of Canada, 0.550%, 11/15/24 (f)	1,600,000	1,597,067
Natwest Group, PLC, 2.359%, 05/22/24 (f)	2,000,000	2,052,703
OneMain Finance Corp., 3.500%, 01/15/27	1,000,000	998,870
PNC Financial Services Group Inc., The, 1.150%, 08/13/26	1,500,000	1,503,078
PNC Financial Services Group, Inc., The, 3.450%, 04/23/29	500,000	553,888
Progressive Corp., The, 3.200%, 03/26/30	1,500,000	1,637,308
Prudential Financial, Inc., 1.500%, 03/10/26	250,000	253,776
Prudential Financial, Inc., 4.350%, 02/25/50	1,000,000	1,251,610
Royal Bank of Canada, 1.150%, 06/10/25	2,000,000	2,003,908
Sumitomo Mitsui Financial Group, Inc., 0.508%, 01/12/24	2,000,000	1,993,869
Toronto-Dominion Bank, The, 2.650%, 06/12/24	1,000,000	1,052,441
Travelers Cos, Inc., The, 4.100%, 03/04/49	1,000,000	1,230,032
Truist Financial Corp., 1.267%, 03/02/27 (f)	2,500,000	2,491,273
USAA Capital Corp., 144A, 1.500%, 05/01/23 (d)	2,500,000	2,544,373
USAA Capital Corp., 144A, 2.125%, 05/01/30 (d)	1,000,000	1,007,351
		97,395,737

HEALTH CARE: 4.8%
AbbVie, Inc., 3.200%, 11/21/29	1,000,000	1,078,059
AbbVie, Inc., 4.250%, 11/21/49	1,000,000	1,187,755
Agilent Technologies, Inc., 2.300%, 03/12/31	2,000,000	2,000,973
Amgen, Inc., 3.625%, 05/22/24	1,000,000	1,071,761
Amgen, Inc., 1.900%, 02/21/25	500,000	514,533
Anthem, Inc., 2.375%, 01/15/25	1,000,000	1,042,032
Anthem, Inc., 1.500%, 03/15/26	500,000	504,197
Anthem, Inc., 4.101%, 03/01/28	1,000,000	1,131,896
Anthem, Inc., 2.250%, 05/15/30	1,000,000	1,005,296
Avantor Funding, Inc., 144A, 4.625%, 07/15/28 (d)	1,000,000	1,053,800
Becton Dickinson & Co., 3.363%, 06/06/24	454,000	482,815
Becton Dickinson & Co., 3.700%, 06/06/27	1,000,000	1,107,532
Becton Dickinson & Co., 1.957%, 02/11/31	500,000	486,078
Becton Dickinson & Co., 4.669%, 06/06/47	1,000,000	1,247,489
Bristol-Myers Squibb Co., 2.350%, 11/13/40	500,000	475,196
Bristol-Myers Squibb Co., 2.550%, 11/13/50	500,000	468,993
CVS Health Corp., 2.125%, 09/15/31	2,000,000	1,964,064
Danaher Corp., 2.600%, 10/01/50	1,000,000	951,931
HealthEquity, Inc., 144A, 4.500%, 10/01/29 (d)	2,000,000	2,037,800
IQVIA, Inc., 144A, 5.000%, 05/15/27 (d)	2,000,000	2,079,860
Jaguar Holding Co. II/PPD Development, LP, 144A, 5.000%, 06/15/28 (d)	1,000,000	1,077,670
Kaiser Foundation Hospitals, 2.810%, 06/01/41	1,000,000	1,010,710
Kaiser Foundation Hospitals, 3.266%, 11/01/49	1,000,000	1,067,221
Laboratory Corp of America Holdings, 1.550%, 06/01/26	1,000,000	1,002,125
Merck & Co., Inc., 3.400%, 03/07/29	1,000,000	1,107,761
Merck & Co., Inc., 2.350%, 06/24/40	1,000,000	950,946
Novant Health, Inc., 2.637%, 11/01/36	750,000	758,338
Pfizer, Inc., 1.750%, 08/18/31	2,250,000	2,196,799
Quest Diagnostics, Inc., 3.450%, 06/01/26	1,000,000	1,088,564
Seattle Children's Hospital, 1.208%, 10/01/27	1,000,000	973,525
Thermo Fisher Scientific, Inc., 1.750%, 10/15/28	500,000	498,508

UnitedHealth Group, Inc., 2.750%, 05/15/40	500,000	501,175
UnitedHealth Group, Inc., 3.050%, 05/15/41	750,000	775,938
Zoetis, Inc., 3.000%, 09/12/27	1,000,000	1,076,645
Zoetis, Inc., 3.900%, 08/20/28	1,000,000	1,123,849
		37,101,834

INDUSTRIALS: 3.3%
Burlington Northern Santa Fe, LLC, 3.550%, 02/15/50	1,000,000	1,117,875
Caterpillar, Inc., 2.600%, 04/09/30	1,000,000	1,050,733
Cummins, Inc., 7.125%, 03/01/28	1,000,000	1,300,341
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.750%, 09/15/30	1,000,000	970,803
Masco Corp., 1.500%, 02/15/28	1,000,000	972,896
Meritor, Inc., 144A, 4.500%, 12/15/28 (d)	1,000,000	1,003,770
Nature Conservancy, The, 1.861%, 07/01/33	500,000	469,966
Norfolk Southern Corp., 2.300%, 05/15/31	2,500,000	2,524,888
Norfolk Southern Corp., 2.900%, 08/25/51	1,500,000	1,458,499
Republic Services, Inc., 1.450%, 02/15/31	2,000,000	1,873,471
Roper Technologies, Inc., 2.000%, 06/30/30	1,500,000	1,468,869
Standard Industries, Inc., 144A, 4.750%, 01/15/28 (d)	1,000,000	1,038,750
Tesla Energy Operations, Inc., 4.700%, 05/29/25 (b)	2,000,000	2,058,354
Union Pacific Corp., 2.400%, 02/05/30	500,000	513,399
Union Pacific Corp., 3.200%, 05/20/41	1,000,000	1,052,922
United Rentals North America, Inc., 5.250%, 01/15/30	2,000,000	2,192,500
Waste Management, Inc., 3.150%, 11/15/27	2,500,000	2,717,884
Waste Management, Inc., 2.500%, 11/15/50	350,000	323,807
Xylem, Inc., 1.950%, 01/30/28	1,500,000	1,509,279
		25,619,006

INFORMATION TECHNOLOGY: 4.0%
Analog Devices, Inc., 2.950%, 04/01/25	1,000,000	1,066,875
Analog Devices, Inc., 1.700%, 10/01/28	750,000	751,134
Apple, Inc., 3.000%, 06/20/27	2,500,000	2,737,193
Apple, Inc., 2.375%, 02/08/41	1,000,000	959,983
Apple, Inc., 2.400%, 08/20/50	1,000,000	916,019
Broadcom, Inc., 144A, 3.500%, 02/15/41 (d)	1,000,000	990,796
Dell International, LLC/EMC Corp., 6.020%, 06/15/26	1,000,000	1,189,876
Fiserv, Inc., 2.250%, 06/01/27	1,000,000	1,031,536
Gartner, Inc., 144A, 4.500%, 07/01/28 (d)	1,000,000	1,051,250
Hewlett Packard Enterprise Co., 1.450%, 04/01/24	2,500,000	2,540,518
HP, Inc., 144A, 2.650%, 06/17/31 (d)	1,500,000	1,484,565
MasterCard, Inc., 2.950%, 06/01/29	500,000	541,604
Mastercard, Inc., 2.950%, 03/15/51	500,000	515,584
Microchip Technology, Inc., 144A, 0.972%, 02/15/24 (d)	2,000,000	2,001,644
NetApp, Inc., 3.250%, 12/15/22	671,000	684,691
NetApp, Inc., 1.875%, 06/22/25	1,000,000	1,024,350
NVIDIA Corp., 1.550%, 06/15/28	2,000,000	1,991,600
NXP BV/Funding, LLC/USA, Inc., 144A, 2.500%, 05/11/31 (d)	1,500,000	1,513,262
salesforce.com, Inc., 1.500%, 07/15/28 (e)	2,000,000	1,988,852
Square, Inc., 144A, 3.500%, 06/01/31 (d)	1,000,000	1,030,000
TSMC Global, Ltd., 144A, 0.750%, 09/28/25 (d)	500,000	487,746
TSMC Global, Ltd., 144A, 1.250%, 04/23/26 (d)	2,000,000	1,980,289
Visa, Inc., 3.650%, 09/15/47	2,000,000	2,300,204
		30,779,571

MATERIALS: 0.4%
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 4.000%, 09/01/29 (d)	1,000,000	1,012,500
Ecolab, Inc., 2.125%, 08/15/50	500,000	441,751
Ecolab, Inc., 144A, 2.750%, 08/18/55 (d)	950,000	911,488
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 05/13/27 (d)	500,000	537,525
		2,903,264

REAL ESTATE: 2.2%
Alexandria Real Estate Equities, Inc., 2.000%, 05/18/32	500,000	484,488
Alexandria Real Estate Equities, Inc., 1.875%, 02/01/33	1,000,000	940,610
American Tower Corp., 2.400%, 03/15/25	500,000	520,040
American Tower Corp., 1.600%, 04/15/26	1,500,000	1,506,110
American Tower Corp., 2.100%, 06/15/30	250,000	244,558
American Tower Corp., 1.875%, 10/15/30	500,000	480,003
American Tower Corp., 2.950%, 01/15/51	500,000	472,381
Crown Castle International Corp, 1.050%, 07/15/26	1,000,000	978,391
Crown Castle International Corp., 3.300%, 07/01/30	500,000	532,776
Crown Castle International Corp., 2.500%, 07/15/31	500,000	499,382
Equinix, Inc., 1.000%, 09/15/25	1,000,000	986,365
HAT Holdings I ,LLC/HAT Holdings II, LLC, 144A, 3.375%, 06/15/26 (d)	850,000	863,813
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 3.750%, 09/15/30 (d)	1,000,000	1,011,780
Iron Mountain, Inc., 144A, 4.875%, 09/15/27 (d)	1,000,000	1,039,430
Iron Mountain, Inc., 144A, 4.500%, 02/15/31 (d)	1,000,000	1,015,550
Prologis, LP, 1.250%, 10/15/30	500,000	468,078
Prologis, LP, 1.625%, 03/15/31	1,000,000	961,570
SBA Tower Trust, 144A, 1.631%, 11/15/26 (d)	1,000,000	998,168
UDR, Inc., 1.900%, 03/15/33	1,000,000	929,765
Welltower, Inc., 2.050%, 01/15/29	750,000	745,083
Welltower, Inc., 2.800%, 06/01/31	1,500,000	1,544,515
		17,222,856

UTILITIES: 3.3%
AES Corp., The, 1.375%, 01/15/26	2,000,000	1,974,250
AES Corp., The, 2.450%, 01/15/31	1,000,000	986,436
American Water Capital Corp., 2.800%, 05/01/30	3,000,000	3,146,985
Avangrid, Inc., 3.200%, 04/15/25	1,000,000	1,065,193
Clearway Energy Operating, LLC, 144A, 3.750%, 02/15/31 (d)	1,000,000	1,003,750
Consolitated Edison Co. of New York, Inc., 3.350%, 04/01/30	1,000,000	1,094,294
DTE Electric Co., 1.900%, 04/01/28	1,500,000	1,520,545
DTE Electric Co., 3.950%, 03/01/49	1,000,000	1,179,311
Georgia Power Co., 3.250%, 03/15/51	1,000,000	1,005,471
Leeward Renewable Energy Operations, LLC, 144A, 4.250%, 07/01/29 (d)	1,000,000	1,017,680
Niagara Mohawk Power Corp., 144A, 1.960%, 06/27/30 (d)	2,000,000	1,942,408
NSTAR Electric Co., 3.250%, 05/15/29	3,000,000	3,280,081
Pattern Energy Operations, LP/Inc., 144A, 4.500%, 08/15/28 (d)	1,000,000	1,043,750
Southern Power Co., 4.150%, 12/01/25	1,000,000	1,108,638
Southern Power Co., 0.900%, 01/15/26	500,000	490,543
Southwestern Public Service Co., 3.150%, 05/01/50	1,500,000	1,572,519
Sunnova Energy Corp., 144A, 5.875%, 09/01/26 (d)(e)	1,000,000	1,020,055
Union Electric Co., 2.150%, 03/15/32	1,000,000	990,893
		25,442,802

TOTAL CORPORATE BONDS
(Cost $291,464,800)		297,519,195

U.S. GOVERNMENT AGENCY BONDS: 1.2%
AGENCY SECURITIES: 1.2%
North American Development Bank, 2.400%, 10/26/22	2,000,000	2,041,004
United States International Development Finance Corp., 0.090%, 09/15/26 (f)	1,666,667	1,666,667
United States International Development Finance Corp., 1.650%, 04/15/28	500,000	509,571
United States International Development Finance Corp., 1.440%, 04/15/28	1,000,000	1,007,402
United States International Development Finance Corp., 0.090%, 03/15/30 (f)	2,000,000	2,000,000
United States International Development Finance Corp., 3.520%, 09/20/32	1,571,429	1,760,326

TOTAL U.S. GOVERNMENT AGENCY BONDS		8,984,970
(Cost $8,712,847)

GOVERNMENT BONDS: 0.2%
Kommunalbanken AS, 144A, 0.500%, 10/21/24 (d)	500,000	498,423
Kommunalbanken AS, 144A, 1.125%, 06/14/30 (d)	1,000,000	960,070

TOTAL GOVERNMENT BONDS		1,458,493
(Cost $1,450,801)

SUPRANATIONAL BONDS: 12.5%
European Bank for Reconstruction & Development, 0.250%, 07/10/23	3,000,000	2,998,476
European Bank for Reconstruction & Development, 1.625%, 09/27/24	3,000,000	3,091,949
European Bank for Reconstruction & Development, 0.500%, 11/25/25	3,000,000	2,952,444
European Investment Bank, 2.500%, 03/15/23	5,000,000	5,165,664
European Investment Bank, 0.250%, 09/15/23	7,000,000	6,993,865
European Investment Bank, 3.125%, 12/14/23	3,000,000	3,181,217
European Investment Bank, 3.250%, 01/29/24	8,000,000	8,526,238
European Investment Bank, 0.750%, 09/23/30	1,000,000	937,015
European Investment Bank, 1.250%, 02/14/31	2,000,000	1,948,632
Inter-American Development Bank, 0.250%, 11/15/23	4,000,000	3,991,238
Inter-American Development Bank, 2.625%, 01/16/24	3,000,000	3,149,564
Inter-American Development Bank, 0.340%, 10/15/24	4,000,000	3,965,687
Inter-American Development Bank, 1.750%, 03/14/25	3,000,000	3,106,259
Inter-American Development Bank, 0.625%, 07/15/25	3,000,000	2,982,579
Inter-American Development Bank, 0.875%, 04/20/26	2,000,000	1,992,224
Inter-American Development Bank, 0.625%, 09/16/27	600,000	578,885
Inter-American Development Bank, 1.125%, 01/13/31	3,250,000	3,129,816
International Bank for Reconstruction & Development, 2.530%, 03/11/22	4,000,000	4,041,992
International Bank for Reconstruction & Development, 2.125%, 07/01/22	2,000,000	2,029,013
International Bank for Reconstruction & Development, 1.625%, 01/15/25	8,000,000	8,249,978
International Bank for Reconstruction & Development, 0.625%, 04/22/25	5,000,000	4,983,246
International Bank for Reconstruction & Development, 0.500%, 10/28/25	500,000	493,333
International Bank for Reconstruction & Development, 0.750%, 11/24/27 (e)	1,000,000	970,432
International Bank for Reconstruction & Development, 1.375%, 04/20/28	1,500,000	1,505,842
International Bank for Reconstruction & Development, 0.420%, 02/11/31 (f)	2,000,000	2,011,191
International Bank for Reconstruction & Development, 2.750%, 05/31/36	2,000,000	1,995,674
International Development Association, 144A, 0.375%, 09/23/25 (d)	3,200,000	3,143,598
International Finance Corp., 0.375%, 07/16/25	1,000,000	985,873
International Finance Corp., 0.750%, 10/08/26	2,250,000	2,214,943
Nordic Investment Bank, 0.375%, 09/20/24	1,500,000	1,491,541
Nordic Investment Bank, 0.375%, 09/11/25	3,000,000	2,939,611

TOTAL SUPRANATIONAL BONDS		95,748,019
(Cost $95,585,002)

MUNICIPAL BONDS: 1.5%
California Health Facilities Financing Authority, 1.970%, 06/01/23	500,000	513,250
California State University, 2.795%, 11/01/41	500,000	486,903
California State University, 2.939%, 11/01/52	905,000	886,809
City of Los Angeles CA Wastewater System Revenue, 4.029%, 06/01/39	1,020,000	1,121,926
Ford Foundation, The, 2.415%, 06/01/50	750,000	714,057
Ontario Teachers' Finance Trust, 144A, 1.250%, 09/27/30 (d)	1,000,000	952,194
Santa Clara Valley Water District, 3.369%, 06/01/27	1,305,000	1,424,597
State of California, 7.550%, 04/01/39	2,000,000	3,374,014
University of Massachusetts Building Authority, 6.573%, 05/01/39	125,000	125,465
University of Massachusetts Building Authority, 5.450%, 11/01/40	1,225,000	1,643,311

TOTAL MUNICIPAL BONDS		11,242,526
(Cost $10,625,911)

U.S. TREASURY NOTES: 14.4%
0.125%, 04/15/22 (TIPS)	6,734,340	6,828,537
0.125%, 07/15/24 (TIPS)	4,598,240	4,910,123
0.625%, 01/15/26 (TIPS)	3,446,280	3,804,831
0.625%, 07/31/26	16,000,000	15,738,750
0.375%, 07/15/27 (TIPS)	7,811,020	8,690,815
1.125%, 02/29/28	12,000,000	11,918,906
0.875%, 11/15/30	2,000,000	1,896,484
1.625%, 05/15/31	5,000,000	5,053,125
5.000%, 05/15/37	2,000,000	2,893,750
2.250%, 05/15/41	28,000,000	29,058,749
1.000%, 02/15/48 (TIPS)	1,106,910	1,464,444
2.375%, 05/15/51	17,500,000	18,626,563

TOTAL U.S. TREASURY NOTES		110,885,077
(Cost $108,720,780)

ASSET-BACKED SECURITIES: 7.0%
Bayview Opportunity Master Fund IVa Trust 2016, 144A, 4.000%, 04/28/55 (d)	540,573	544,881
CarMax Auto Owner Trust 2019-4, 2.800%, 04/15/26	2,000,000	2,066,079
CarMax Auto Owner Trust 2020-3, 2.530%, 01/15/27	2,000,000	2,061,989
College Avenue Student Loans, LLC, 144A, 1.760%, 06/25/52 (d)	487,685	487,369
Commonbond Student Loan Trust 2016-B, 144A, 2.730%, 10/25/40 (d)	267,485	270,879
Commonbond Student Loan Trust 2018-C-GS, 144A, 3.870%, 02/25/46 (d)	888,605	917,300
Commonbond Student Loan Trust 2019-A-GS, 144A, 2.540%, 01/25/47 (d)	892,416	914,027
Commonbond Student Loan Trust 2020-A-GS, 144A, 1.980%, 08/25/50 (d)	777,655	790,198
Commonbond Student Loan Trust 2021-A-GS, 144A, 1.200%, 03/25/52 (d)	400,622	398,705
Commonbond Student Loan Trust 2021-B-GS, 144A, 1.170%, 09/25/51 (d)	500,000	498,438
Foundation Finance Trust 2021-1, 144A, 1.270%, 05/15/41 (d)	2,106,462	2,099,549
FRTKL 2021-SFR1, 144A, 1.571%, 09/17/38 (d)	1,000,000	995,840
Loanpal Solar Loan 2021-2 Ltd, 144A, 2.220%, 03/20/48 (d)	665,109	666,837
Mill City Mortgage Trust 2015-1, 144A, 3.625%, 06/25/56 (d)(f)	839,768	842,525
Mill City Solar Loan 2019-1, Ltd., 144A, 4.340%, 03/20/43 (d)	597,533	653,765
Mill City Solar Loan 2019-2, Ltd., 144A, 3.690%, 07/20/43 (d)	643,360	685,704
Mosaic Solar Loan Trust 2018-1, 144A, 4.010%, 06/22/43 (d)	1,001,504	1,075,548
Mosaic Solar Loan Trust 2019-2, 144A, 2.880%, 09/20/40 (d)	501,326	524,170

Mosaic Solar Loan Trust 2020-1, 144A, 2.100%, 04/20/46 (d)	597,365	606,209
Mosaic Solar Loan Trust 2020-2, 144A, 3.000%, 08/20/46 (d)	1,194,693	1,214,197
Mosaic Solar Loan Trust 2020-2, 144A, 1.440%, 08/20/46 (d)	1,245,664	1,230,149
Mosaic Solar Loan Trust 2021-1, 144A, 1.510%, 12/20/46 (d)	1,114,841	1,106,907
Mosaic Solar Loan Trust 2021-2, 144A, 2.090%, 04/22/47 (d)	734,383	735,724
Mosaic Solar Loans 2017-1 LLC, 144A, 4.450%, 06/20/42 (d)	592,514	631,323
Mosaic Solar Loans 2017-2 LLC, 144A, 3.820%, 06/22/43 (d)	688,683	729,133
Mosaic Solar Loans 2017-2 LLC, 144A, 2.000%, 06/22/43 (d)	736,442	734,849
Progress Residential 2021-SFR1, 144A, 1.052%, 04/17/38 (d)	750,000	736,821
SoFi Professional Loan Program 2015-d, LLC, 144A, 3.590%, 10/26/37 (d)	745,799	751,169
SoFi Professional Loan Program 2017-B, LLC, 144A, 3.700%, 05/25/40 (d)(f)	1,900,000	1,956,066
SoFi Professional Loan Program 2017-D, LLC, 144A, 3.610%, 09/25/40 (d)	500,000	522,871
SoFi Professional Loan Program 2017-E, LLC, 144A, 3.490%, 11/26/40 (d)	750,000	782,153
SoFi Professional Loan Program 2017-F, LLC, 144A, 3.620%, 01/25/41 (d)	1,800,000	1,875,142
SoFi Professional Loan Program 2018-B Trust, 144A, 3.830%, 08/25/47 (d)	500,000	520,265
Sofi Professional Loan Program 2019-C, LLC, 144A, 2.370%, 11/16/48 (d)	2,458,991	2,505,272
Sunnova Helios II Issuer, LLC 2019-A, 144A, 3.750%, 06/20/46 (d)	1,787,483	1,870,386
Sunnova Helios II Issuer, LLC 2021-A, 144A, 1.800%, 02/20/48 (d)	470,545	470,536
Sunnova Helios II Issuer, LLC 2021-B, 144A, 1.620%, 07/20/48 (d)	2,440,520	2,417,443
Sunnova Sol Issuer, LLC, 144A, 3.350%, 02/01/55 (d)	962,432	1,000,604
Sunrun Athena Issuer 2018-1, LLC, 144A, 5.310%, 04/30/49 (d)	937,167	1,039,415
Sunrun Atlas Issuer 2019-2, LLC, 144A, 3.610%, 02/01/55 (d)	955,401	1,017,059
Tesla Auto Lease Trust 2019-A, 144A, 5.480%, 05/22/23 (d)	1,000,000	1,041,241
Tesla Auto Lease Trust 2020-A, 144A, 1.680%, 02/20/24 (d)	1,630,000	1,651,064
Tesla Auto Lease Trust 2020-A, 144A, 4.640%, 08/20/24 (d)	1,000,000	1,045,533
Tesla Auto Lease Trust 2021-A, 144A, 1.340%, 03/20/25 (d)	500,000	500,966
Tesla Auto Lease Trust 2021-A, 144A, 1.180%, 03/20/25 (d)	750,000	749,991
Tesla Auto Lease Trust 2021-B, 144A, 1.120%, 09/22/25 (d)	500,000	500,241
Towd Point Mortgage Trust 2015-2, 144A, 3.750%, 11/25/57 (d)(f)	1,000,000	1,013,024
Towd Point Mortgage Trust 2015-2, 144A, 3.384%, 11/25/60 (d)(f)	2,000,000	2,081,577
Tricon American Homes 2020-SFR2 Trust, 144A, 1.482%, 11/17/39 (d)	1,493,280	1,468,305
TRP - TRIP Rail Master Funding, LLC, 144A, 2.150%, 06/19/51 (d)	991,292	1,000,253
TRP 2021, LLC, 144A, 2.070%, 06/19/51 (d)	995,904	1,000,621
Vivint Solar Financing V, LLC, 144A, 4.730%, 04/30/48 (d)	949,690	1,026,689

TOTAL ASSET-BACKED SECURITIES		54,027,001
(Cost $53,312,201)

MORTGAGE-BACKED SECURITIES: 24.1%
GINNIE MAE (MORTGAGE-BACKED): 0.7%
1.550%, 06/16/36	760,273	762,651
3.020%, 09/15/41	1,720,935	1,836,261
2.872%, 09/16/50 (f)	2,000,000	2,055,440
2.910%, 03/16/55 (f)	1,015,821	1,063,834
		5,718,186

FREDDIE MAC (MORTGAGE-BACKED): 6.3%
4.000%, 06/01/26	931,322	990,472
2.939%, 04/25/29	3,000,000	3,288,392
0.704%, 04/25/29 (f)	500,000	487,761
2.412%, 08/25/29	2,000,000	2,117,464
1.503%, 09/25/30	651,000	644,797
1.487%, 11/25/30	2,750,000	2,715,836
1.204%, 09/25/31	750,000	744,141

3.000%, 07/01/33	948,568	1,002,398
4.500%, 01/01/34	730,550	788,932
3.500%, 01/01/34	820,890	888,738
1.700%, 01/25/34, 144A (d)(f)	500,000	504,472
3.000%, 12/01/34	1,003,123	1,059,280
4.000%, 10/01/35	1,480,378	1,622,709
2.500%, 11/01/36	1,834,026	1,898,019
3.500%, 01/01/44	1,159,239	1,265,563
3.500%, 02/01/45	1,178,368	1,304,438
3.000%, 06/01/46	1,474,652	1,603,091
3.000%, 01/01/47	1,718,493	1,845,193
4.000%, 08/01/47	476,772	512,025
3.500%, 08/01/47	1,092,352	1,163,981
3.500%, 09/01/47	729,236	777,826
3.500%, 10/01/47	939,550	998,878
3.500%, 12/01/47	765,674	815,235
3.500%, 03/01/48	746,417	792,838
4.000%, 04/01/48	1,796,256	1,938,540
3.500%, 05/01/48	616,398	654,275
3.500%, 06/01/49	759,556	802,872
3.000%, 12/01/49	2,195,318	2,306,650
3.000%, 02/01/50	3,916,870	4,131,919
3.000%, 03/01/50	1,865,255	1,971,863
2.500%, 05/01/50	1,887,062	1,947,438
2.000%, 02/01/51	2,858,686	2,881,692
3.184%, 03/25/50, 144A (d)(f)	1,642,123	1,667,809
		48,135,537

FANNIE MAE (MORTGAGE-BACKED): 15.5%
2.891%, 02/25/27 (f)	2,665,588	2,864,586
3.270%, 09/01/27	2,272,706	2,381,771
2.999%, 01/25/28 (f)	1,900,000	2,060,296
3.161%, 03/25/28 (f)	1,309,068	1,431,156
3.436%, 06/25/28 (f)	2,000,000	2,222,792
3.673%, 09/25/28 (f)	2,034,000	2,304,228
3.660%, 01/01/29	1,916,611	2,007,234
2.937%, 06/25/29	2,000,000	2,190,714
1.429%, 12/25/30 (f)	2,700,000	2,641,467
3.500%, 07/01/35	800,951	863,258
2.000%, 03/01/36	2,853,263	2,960,119
4.000%, 03/01/38	1,222,552	1,337,311
3.500%, 09/01/39	727,116	769,316
2.000%, 11/01/40	1,864,333	1,889,616
2.500%, 12/01/40	2,801,851	2,904,384
2.000%, 12/01/40	4,684,352	4,747,882
4.000%, 02/01/41	1,877,925	2,079,245
4.000%, 01/01/42	1,715,830	1,898,825
3.500%, 01/01/43	1,800,817	1,948,531
3.500%, 08/01/45	1,193,419	1,295,017
4.000%, 09/01/45	754,391	831,611
3.500%, 10/01/45	880,138	949,306
4.000%, 11/01/45	1,340,970	1,465,124
4.000%, 06/01/46	650,189	707,837
3.000%, 06/01/46	1,491,716	1,564,779
4.000%, 07/01/46	935,917	1,030,409

4.500%, 09/01/46	1,095,818	1,231,448
4.000%, 01/01/47	667,777	729,752
4.000%, 05/01/47	1,740,501	1,894,233
4.000%, 06/01/47	1,244,710	1,347,765
3.500%, 06/01/47	1,060,540	1,146,063
3.500%, 08/01/47	408,021	432,134
3.500%, 11/01/47	1,410,844	1,540,506
4.000%, 01/01/48	1,308,568	1,429,331
3.500%, 03/01/48	596,106	633,140
3.500%, 04/01/48	2,242,878	2,468,786
3.500%, 06/01/48	1,445,394	1,571,267
3.000%, 10/01/48	480,958	489,672
3.500%, 07/01/49	784,494	843,154
3.500%, 09/01/49	602,702	637,626
3.000%, 09/01/49	741,867	783,602
3.000%, 10/01/49	1,786,190	1,898,395
3.500%, 02/01/50	1,012,065	1,068,860
4.000%, 03/01/50	1,858,240	2,010,596
3.000%, 03/01/50	1,404,731	1,479,034
2.500%, 03/01/50	2,179,642	2,248,707
2.500%, 08/01/50	2,506,091	2,597,126
2.500%, 09/01/50	6,932,335	7,162,565
2.000%, 10/01/50	3,698,253	3,726,757
3.000%, 11/01/50	1,748,975	1,859,584
2.500%, 11/01/50	2,558,715	2,639,792
1.500%, 11/01/50	2,794,423	2,727,591
2.500%, 12/01/50	4,671,733	4,830,178
2.000%, 12/01/50	1,904,113	1,914,161
2.500%, 01/01/51	1,867,193	1,932,619
2.500%, 05/01/51	1,917,486	1,983,495
2.500%, 07/01/51	3,966,885	4,095,181
2.500%, 07/01/51	2,989,620	3,085,616
2.500%, 07/01/51	1,992,212	2,056,183
2.000%, 09/01/51	3,000,000	3,009,282
		118,851,015

COMMERCIAL MORTGAGE-BACKED: 1.6%
Bellemeade Re 2018-1, Ltd., 1 month LIBOR + 1.60%, 144A, 1.686%, 04/25/28 (d)(f)	373,364	373,733
Flagstar Mortgage Trust 2021-5INV, 144A, 2.500%, 07/25/51 (d)(f)	970,693	993,913
Flagstar Mortgage Trust 2021-6INV, 144A, 2.500%, 08/25/51 (d)(f)	1,947,500	1,991,529
Mello Mortgage Capital Acceptance 2021-INV1, 144A, 2.500%, 06/25/51 (d)(f)	960,524	983,500
New Residential Mortgage Loan Trust 2019-2, 144A, 4.250%, 12/25/57 (d)(f)	1,306,398	1,377,261
New Residential Mortgage Loan Trust 2019-4, 144A, 3.500%, 12/25/58 (d)(f)	565,256	595,041
New Residential Mortgage Loan Trust 2019-5, 144A, 3.500%, 08/25/59 (d)(f)	803,010	836,530
New Residential Mortgage Loan Trust 2019-RPL3, 144A, 2.750%, 07/25/59 (d)(f)	1,635,262	1,691,722
Radnor RE 2018-1, Ltd., 1 month LIBOR + 1.40%, 144A, 1.486%, 03/25/28 (d)(f)	117,756	117,785
Sequoia Mortgage Trust 2018-CH1, 144A, 4.000%, 03/25/48 (d)(f)	197,507	200,823
Sequoia Mortgage Trust 2021-4, 144A, 2.500%, 06/25/51 (d)(f)	1,958,484	2,002,145
SLG Office Trust 2021-OVA, 144A, 2.585%, 07/15/41 (d)	750,000	776,042
		11,940,024
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $181,643,149)		184,644,762

TOTAL BONDS
(Cost $751,808,676)		764,803,228

CERTIFICATES OF DEPOSIT: 0.1%
Community Credit Union of Lynn, 2.200%, 11/29/22 (b)	250,000	256,019
Self-Help Federal Credit Union, 1.900%, 12/20/21 (b)	250,000	251,020
TOTAL CERTIFICATES OF DEPOSIT		507,039
(Cost $500,000)

MONEY MARKET: 0.6%
State Street Institutional U.S. Government Money Market Fund, 0.030% (g)(h)	4,797,201	4,797,201
(Cost $4,797,201)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.032% (g)(h)	6,118,178	6,118,178
(Cost $6,118,178)

TOTAL INVESTMENTS: 101.0%
(Cost $763,224,055)		776,225,646

PAYABLE UPON RETURN OF SECURITIES LOANED (NET):- 0.8%		(6,118,178)

OTHER ASSETS AND LIABILITIES - (NET):- 0.2%		(1,482,715)

Net Assets: 100.0%		$768,624,753

(a)	Rounds to less than 0.05%.
(b)	Illiquid security.
(c)	Security valued using significant unobservable inputs.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(e)	Security of partial position of this security was on loan as of September 30, 2021. The total market value of securities on loan as of September 30, 2021 was $6,549,404.
(f)	Rate shown reflects the accrual rate as of September 30, 2021 on securities with variable or step rates.
(g)	Rate shown represents annualized 7-day yield as of September 30, 2021.
(h)	Premier Class shares

LIBOR-London Inter-bank Offered Rate. Interest rate shown reflects rates in effect as of September 30, 2021.

LP - Limited Partnership

TIPS - Treasury Inflation Protected Securities

September 30, 2021

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2021, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $293,185, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $500,813, representing 0.07% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 –	unadjusted quoted prices in active markets for identical investments

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2021:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,363,364,377	$-	$-	$1,363,364,377
Cash Equivalents	46,839,691	-	-	46,839,691
Total	$1,410,204,068	$-	$-	$1,410,204,068
Small Cap
Common Stocks	$624,823,772	$-	$-	$624,823,772
Cash Equivalents	45,551,003	-	-	45,551,003
Total	$670,374,775	$-	$-	$670,374,775
U.S. Sustainable Economy
Common Stocks	$293,183,026	$-	$-	$293,183,026
Cash Equivalents	1,470,112	-	-	1,470,112
Total	$294,653,138	$-	$-	$294,653,138
Global Sustainable Infrastructure
Common Stocks	$54,292,358	$42,768,858	$-	$97,061,216
Exchange-Traded Funds	$-	577,056	-	577,056
Cash Equivalents	3,720,753	-	-	3,720,753
Total	$58,013,111	$43,345,914	$-	$101,359,025
Global Opportunities
Common Stocks	$74,411,932	$49,418,534	$-	$123,830,466
Cash Equivalents	1,836,505	-	-	1,836,505
Total	$76,248,437	$49,418,534	$-	$125,666,971
Global Environmental Markets
Common Stocks	$1,434,906,698	$875,157,002	$-	$2,310,063,700
Rights	692,438	-	-	692,438
Cash Equivalents	46,355,769	-	-	46,355,769
Total	$1,481,954,905	$875,157,002	$-	$2,357,111,907
Global Women’s Leadership
Common Stocks	$689,844,488	$227,423,958	$-	$917,268,446
Preferred Stocks	91,160	500,934	-	592,094
Rights	31,134	-	-	31,134
Cash Equivalents	8,717,546	-	-	8,717,546
Total	$698,684,328	$227,924,892	$-	$926,609,220
EAFE ESG Leaders
Common Stocks	$12,954,953	$780,954,428	$-	$793,909,381
Preferred Stocks	-	592,054	-	592,054
Cash Equivalents	17,654,441	-	-	17,654,441
Total	$30,609,394	$781,546,482	$-	$812,155,876
Core Bond
Community Investment Notes	$-	$-	$293,185	$293,185
Corporate Bonds	-	297,519,195	-	297,519,195
U.S. Gov't Agency Bonds	-	8,984,970	-	8,984,970
Government Bonds	-	1,458,493	-	1,458,493
Supranational Bonds	-	95,748,019	-	95,748,019
Municipal Bonds	-	11,242,526	-	11,242,526
U.S. Treasury Notes	-	110,885,077	-	110,885,077
Asset-Backed Securities	-	54,027,001	-	54,027,001
Mortgage-Backed Securities	-	184,644,762	-	184,644,762
Medium Term Certificates of Deposit	-	256,019	-	256,019
Cash Equivalents	10,915,379	251,020	-	11,166,399
Total	$10,915,379	$765,017,082	$293,185	$776,225,646
High Yield Bond
Community Investment Notes	$-	$-	$500,813	$500,813
Common Stocks	-	-	0	0
Preferred Stocks	-	3,682,200	0	3,682,200
Corporate Bonds	-	643,966,705	-	643,966,705
Loans	-	14,940,231	-	14,940,231
Medium Term Certificates of Deposit	-	500,000	-	500,000
Certificates of Deposit	-	501,970	-	501,970
Cash Equivalents	27,039,106	-	-	27,039,106
Total	$27,039,106	$663,591,106	$500,813	$691,131,025
Sustainable Allocation
Affiliated Investment Companies	$2,315,729,781	$-	$-	$2,315,729,781
Cash Equivalents	136,514,172	-	-	136,514,172
Total	$2,452,243,953	$-	$-	$2,452,243,953

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2021, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/20	Gross Additions	Gross Reductions	Shares Held at 09/30/21	Value at 12/31/20	Dividend Income	Realized Gains/Losses[1]	Net change in Unrealized Appreciation/ Depreciation	Value at 09/30/21
Sustainable Allocation
Large Cap	74,122,950	157,946	2,362,357	71,918,539	$1,066,673,676	$2,246,000	$6,609,687	$164,274,617	$1,031,311,852
Small Cap	3,935,579	239,913	376,884	3,798,608	82,465,971	169,256	1,162,489	13,577,101	74,338,755
Global Sustainable Infrastructure	8,320,411	72,607	3,465,629	4,927,389	76,226,703	1,125,406	16,589,660	(9,051,792)	74,896,308
Global Opportunities	2,572,091	1,199,339	-	3,771,430	60,154,307	45,939	-	5,644,351	61,474,308
Global Environmental Markets	2,180,751	462,285	-	2,643,036	62,560,652	143,382	-	6,542,822	62,983,537
Global Women's Leadership	1,533,441	333,058	-	1,866,499	63,516,971	500,776	-	5,518,308	62,789,036
International Sustainable Economy	15,860,899	267,328	669,045	15,459,182	171,765,625	2,871,108	1,009,583	8,357,632	165,567,841
Core Bond	66,559,119	2,655,404	-	69,214,523	710,929,777	9,726,351	-	(19,757,492)	710,833,155
High Yield	-	10,337,426	-	10,337,426	71,029,076	1,164,116	-	370,873	71,534,989
Total					$2,365,322,758	$17,992,334	$25,371,419	$175,476,419	$2,315,729,781

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.